Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979		US $0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2019	2020	2021
	Range of exercise price and Weighted average exercise price		Numbers of options
Outstanding at the beginning of the year	₹	2	13,543,997	17,607,463	15,594,190
	US $	0.03	10,199,054	14,446,790	7,854,540
Bonus on outstanding (Refer to Note 22)	₹	2	4,773,755	—	—
	US $	0.03	3,957,434	—	—
Granted *	₹	2	4,607,000	5,662,500	6,275,290
	US $	0.03	4,849,000	5,341,000	5,033,648
Exercised	₹	2	(2,739,097)	(4,610,572)	(3,356,199)
	US $	0.03	(1,541,803)	(2,496,125)	(3,269,832)
Modification**	₹	2	—	—	—
	US $	0.03	—	(5,681,966)	3,453,015
Forfeited and expired	₹	2	(2,578,192)	(3,065,201)	(2,681,333)
	US $	0.03	(3,016,895)	(3,755,159)	(2,248,895)
Outstanding at the end of the year	₹	2	17,607,463	15,594,190	15,831,948
	US $	0.03	14,446,790	7,854,540	10,822,476
Exercisable at the end of the year	₹	2	1,300,781	1,502,957	2,679,538
	US $	0.03	948,877	1,212,560	465,603

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2019		2020		2021
Range of exercise price and Weighted average exercise price	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)
₹ 2	17,607,463	24	15,594,190	23	15,831,948	18
US $ 0.03	14,446,790	26	7,854,540	23	10,822,476	19

Disclosure Of Activities In Cash Settled Stock Option Plans And Restricted Stock Unit Option Plan Explanatory [Text Block]
The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2020	2021
	Number of options
Outstanding at the beginning of the year	—	4,721,388
Modification**	5,681,966	(3,453,015)
Exercised	(429,909)	(845,066)
Forfeited and lapsed	(530,669)	(345,108)
Outstanding at the end of the year	4,721,388	78,199
Exercisable at the end of the year	63,999	23,999